Fixed Assets (Details) - Schedule of Fixed Assets - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Cost [Member]
Cost
Balance beginning		$ 462,727	$ 405,113
Additions		43,151	63,759
Transfer to disposal groups held for sale			(18)
Effect of changes in exchange rates		(65)	(6,127)
Balance ending		505,813	462,727
Cost [Member] | Solar plants [Member]
Cost
Balance beginning	[1]	288,207	268,474
Additions		37,080	19,841
Transfer to disposal groups held for sale
Effect of changes in exchange rates		266	(108)
Balance ending		325,553	288,207	[1]
Cost [Member] | Pumped storage [Member]
Cost
Balance beginning	[1]	136,139	100,059
Additions		5,460	42,099
Transfer to disposal groups held for sale
Effect of changes in exchange rates		(331)	(6,019)
Balance ending		141,268	136,139	[1]
Cost [Member] | Biogas installations [Member]
Cost
Balance beginning		38,147	36,355
Additions		593	1,792
Transfer to disposal groups held for sale
Effect of changes in exchange rates
Balance ending		38,740	38,147
Cost [Member] | Office furniture and equipment [Member]
Cost
Balance beginning		234	225
Additions		18	27
Transfer to disposal groups held for sale			(18)
Effect of changes in exchange rates
Balance ending		252	234
Depreciation [Member]
Cost
Balance beginning		54,745	39,357
Transfer to disposal groups held for sale			(18)
Effect of changes in exchange rates			1
Balance ending		62,662	54,745
Depreciation
Depreciation for the period		7,917	15,405
Depreciation [Member] | Solar plants [Member]
Cost
Balance beginning		42,266	29,530
Transfer to disposal groups held for sale
Effect of changes in exchange rates
Balance ending		48,753	42,266
Depreciation
Depreciation for the period		6,487	12,736
Depreciation [Member] | Pumped storage [Member]
Cost
Balance beginning
Transfer to disposal groups held for sale
Effect of changes in exchange rates
Balance ending
Depreciation
Depreciation for the period
Depreciation [Member] | Biogas installations [Member]
Cost
Balance beginning		12,296	9,652
Transfer to disposal groups held for sale
Effect of changes in exchange rates
Balance ending		13,725	12,296
Depreciation
Depreciation for the period		1,429	2,644
Depreciation [Member] | Office furniture and equipment [Member]
Cost
Balance beginning		183	175
Transfer to disposal groups held for sale			(18)
Effect of changes in exchange rates			1
Balance ending		184	183
Depreciation
Depreciation for the period		1	25
Carrying amounts [Member]
Cost
Balance beginning		407,982
Balance ending		443,151	407,982
Carrying amounts [Member] | Solar plants [Member]
Cost
Balance beginning		245,941
Balance ending		276,800	245,941
Carrying amounts [Member] | Pumped storage [Member]
Cost
Balance beginning		136,139
Balance ending		141,268	136,139
Carrying amounts [Member] | Biogas installations [Member]
Cost
Balance beginning		25,851
Balance ending		25,015	25,851
Carrying amounts [Member] | Office furniture and equipment [Member]
Cost
Balance beginning		51
Balance ending		$ 68	$ 51

[1]	Comparative amounts were reclassified, which resulted in €2,491 thousand and €2,412 thousand being reclassified as of December 31, 2023, and as of December 31, 2022, respectively, from pumped storage to solar plants.